SHARE CAPITAL (Details 4) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital
Restricted stock outstanding, beginning balance	166,000		33,333
Restricted stock, issued		166,000	100,000
Restricted stock, vested	(166,000)		(133,333)
Restricted stock outstanding, ending balance		166,000